Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Profit for the period before taxes	R$ 683,504	R$ 155,359	R$ 40,315
Statutory rate	34.00%	34.00%	34.00%
Expected income tax and social contribution	R$ (232,391)	R$ (52,822)	R$ (13,707)
Permanent additions (exclusions)
Participation in the results of partners and managers	(314)		(234)
Gifts	(375)		(149)
R&D and technological innovation benefit - Law 11.196/05	24,987	15,898	11,596
Interest on own capital		8,860
Tax Incentives - Law Rounet Art. 18	11,981
Other additions	1,402	485	(2,333)
Income tax and social contribution expense	(204,711)	(27,580)	(4,826)
Income tax and social contribution - current	(214,988)	(7,431)	(2,587)
Income tax and social contribution - deferred	R$ 10,278	R$ (20,149)	R$ (2,239)